ALLOWANCE FOR DEDUCTIONS FROM REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 4: - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenues:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234	47,870
Increases	16,918	759	17,677
Decreases (utilized)	(48,598)	(1,072)	(49,670)
Adjustments	910	(403)	507
As of June 30, 2023	15,866	518	16,384
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969	30,711
Increases	53,282	1,714	54,996
Decreases (utilized)	(45,317)	(1,363)	(46,680)
Adjustments	271	(75)	196
As of June 30, 2022	37,978	1,245	39,223

NOTE 13 - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

?

The following table shows the movement of the allowance for deductions from revenue:

?

?	?	?	?	?	?	?
?	?	Rebates and patient discount programs	?	Product returns	?	Total
?	?	U.S. dollars in thousands
As of January 1, 2022		29,742		969	?	30,711
Increases	?	123,878	?	2,547	?	126,425
Decreases (utilized)		(108,531)	?	(2,192)	?	(110,723)
Adjustments	?	1,547	?	(90)	?	1,457
As of December 31, 2022		46,636		1,234	?	47,870
?	?	Rebates and patient discount programs	?	Product returns	?	Total
?	?	U.S. dollars in thousands
As of January 1, 2021		16,380		1,963	?	18,343
Increases	?	94,640	?	851	?	95,491
Decreases (utilized)		(80,633)	?	(2,179)	?	(82,812)
Adjustments	?	(645)	?	334	?	(311)
As of December 31, 2021		29,742		969	?	30,711
?	?	Rebates and patient discount programs	?	Product returns	?	Total
?	?	U.S. dollars in thousands
As of January 1, 2020		1,001		266	?	1,267
Increases	?	56,669	?	2,469	?	59,138
Decreases (utilized)		(40,656)	?	(772)	?	(41,428)
Adjustments	?	(634)	?	-	?	(634)
As of December 31, 2020		16,380	?	1,963	?	18,343